Note 2 - Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes to Financial Statements
EBP, Summary of Accounting Policy [Text Block]
2.	SUMMARY OF ACCOUNTING POLICIES

Basis of Accounting

The financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates

The preparation of financial statements requires the Plan's management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. It is at least reasonably possible that a significant change may occur in the near term in the estimated fair value of the Plan's investments.

Investment Valuation and Income Recognition

The Plan's investments are stated at fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for additional discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends and capital gains distributions are recorded on the ex-dividend date. Net appreciation in fair value of investments includes net unrealized market appreciation of investments and net realized gains and losses on the sale of investments during the period.

Management fees and operating expenses charged to the Plan’s investments in shares of registered investment companies (mutual funds) are deducted from mutual fund income earned on a daily basis and are not separately reflected. Trustee fees charged to the Westamerica Bancorporation Common Stock Fund are deducted from income earned on the Westamerica Common Stock Fund. Consequently, management fees, operating expenses and trustee fees are reflected as a reduction of investment return for such investments.

The Westamerica Bancorporation Common Stock Fund is invested in the Company’s common stock and temporary interest-bearing money market funds. The money market fund component at December 31, 2025 and 2024, was insignificant and is not separately reflected. As such, disclosures reflect whole shares of Westamerica Bancorporation common stock.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest.

Payment of Benefits

Benefits are recorded when paid.

Subsequent Events

Plan management has evaluated events occurring after December 31, 2025 and has concluded that there are no events that require recognition or disclosure in the financial statements.